Right-of-use assets - Accounting Policy (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Average lease contract term	10 years
Storage | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Storage | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	12 years
Offices | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Offices | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	15 years
Stores & showrooms | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	3 years
Stores & showrooms | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	10 years
Cars | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	1 year
Cars | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	3 years